Goodwill and Other Intangible Assets - Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Balances at the beginning of the period	$ 705,617	$ 704,592
Balance at the end of the period	720,611	705,617
Central Florida Box Corporation Acquisition
Goodwill
Acquisitions		1,025
API
Goodwill
Acquisitions	14,994
Paper and Packaging
Goodwill
Balances at the beginning of the period	534,876	533,851
Balance at the end of the period	549,870	534,876
Paper and Packaging | Central Florida Box Corporation Acquisition
Goodwill
Acquisitions		1,025
Paper and Packaging | API
Goodwill
Acquisitions	14,994
Distribution
Goodwill
Balances at the beginning of the period	170,741	170,741
Balance at the end of the period	$ 170,741	$ 170,741